Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	1

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-B Reference Pool Balance	$880,188,635.67	$880,188,635.67	$865,021,414.40	0.9827682
Total Note Balance	757,842,000.00	757,842,000.00	742,674,778.73	0.9799863

Total Overcollateralization	$122,346,635.67	$122,346,635.67	$122,346,635.67

2011-B Exchange Note Balance	781,280,412.37	781,280,412.37	766,113,191.10	0.9805867
2011-B Exchange Note Overcollateralization	$98,908,223.30	$98,908,223.30	$98,908,223.30

Overcollateralization	Beginning of Period	End of Period
2011-B Reference Pool Balance as a % of Total Note Balance	116.14%	116.47%
2011-B Reference Pool Balance as a % of 2011-B Exchange Note Balance	112.66%	112.91%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.47979%	$180,000,000.00	$180,000,000.00	$164,832,778.73	0.9157377
Class A-2 Notes	0.82000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-3 Notes	1.05000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	1.42000%	62,634,000.00	62,634,000.00	62,634,000.00	1.0000000
Class B Notes	1.94000%	35,208,000.00	35,208,000.00	35,208,000.00	1.0000000

Total		$757,842,000.00	$757,842,000.00	$742,674,778.73	0.9799863

	Principal Payments		Interest Payments			Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$15,167,221.27	$84.26	$35,984.25	$0.20	$15,203,205.52	$84.46
Class A-2 Notes	0.00	0.00	95,666.67	0.34	95,666.67	0.34
Class A-3 Notes	0.00	0.00	87,500.00	0.44	87,500.00	0.44
Class A-4 Notes	0.00	0.00	37,058.45	0.59	37,058.45	0.59
Class B Notes	0.00	0.00	28,459.80	0.81	28,459.80	0.81

Total	$15,167,221.27	$84.26	$284,669.17	$0.38	$15,451,890.44	$20.39

II. POOL INFORMATION

			Residual Portion of
2011-B Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,004,967,670.99	$880,188,635.67	$565,075,730.33
Change	(18,046,649.93)	(15,167,221.27)	(704,602.81)

End of Period	$986,921,021.06	$865,021,414.40	$564,371,127.52
Residual Portion of Securitization Value as % of Securitization Value at end of period			65.24%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	37,733	0	37,733	246	37,487

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				23.4	22.4

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	1

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	197	$4,323,217.42	0.50%
61 - 90 Days Delinquent	0	0.00	0.00%
91 - 120 Days Delinquent	0	0.00	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	197	$4,323,217.42	0.50%

	Current Period	Cumulative
Prepayment Speed	0.51%	0.51%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$14,719,506.16
plus: Payoffs	4,525,503.54
plus: Other (including extension fees, excess charges, etc.)	53,191.67
minus: Payaheads	(436,932.20)
plus: Payahead Draws	471,073.50
plus: Advances	770,897.51
minus: Advance Reimbursement Amounts	(530,529.85)
plus: Administrative Removal Amounts	66,845.14
plus: Net Auction Proceeds	389,945.75
plus: Recoveries	0.00

Total Collections	$20,029,501.22

Reserve Account Balance Beginning of Period	8,801,886.36

Total Collections Plus Reserve	$28,831,387.58

			Remaining
Exchange Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$733,490.53	$733,490.53	$28,097,897.05	$0.00
2011-B Exchange Note Interest Payment	634,790.34	634,790.34	27,463,106.71	0.00
2011-B Exchange Note Principal Payment	15,167,221.27	15,167,221.27	12,295,885.44	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	12,295,885.44	0.00
Reserve Account Deposit	22,004,715.89	12,295,885.44	0.00	(9,708,830.45)
Shared Amounts	0.00	0.00	0.00	0.00
Remaining Funds Released to Borrowers	0.00	0.00	0.00	0.00

Total	$38,540,218.03	$28,831,387.58	$0.00	$(9,708,830.45)

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	1

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-B Exchange Note Interest Payment	$634,790.34
2011-B Exchange Note Principal Payment	15,167,221.27
Shortfall Payment (to cover Notes)	0.00

Total	$15,802,011.61

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$15,802,011.61	$0.00
Administration Fee	6,315.35	6,315.35	15,795,696.26	0.00
Class A-1 Interest	35,984.25	35,984.25	15,759,712.01	0.00
Class A-2 Interest	95,666.67	95,666.67	15,664,045.34	0.00
Class A-3 Interest	87,500.00	87,500.00	15,576,545.34	0.00
Class A-4 Interest	37,058.45	37,058.45	15,539,486.89	0.00

Total Class A Interest	256,209.37	256,209.37		0.00
First Priority Principal Payment	0.00	0.00	15,539,486.89
Class B Interest	28,459.80	28,459.80	15,511,027.09	0.00
Second Priority Principal Payment	0.00	0.00	15,511,027.09
Regular Principal Payment	15,167,221.27	15,167,221.27	343,805.82	0.00
Reserve Account Deposit	9,708,830.45	343,805.82	0.00	(9,365,024.63)
Additional Trustee Fees and Expenses	0.00	0.00	0.00	0.00
Remaining Funds to Holder of Residual Interest	0.00	0.00	0.00	0.00

Total	$25,167,036.24	$15,802,011.61	$0.00	$(9,365,024.63)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$1,692,594.10
plus: Additional Advances	770,897.51
minus: Advance Reimbursement Amounts	(530,529.85)

End of Period Advance Balance	$1,932,961.76

Payaheads
Beginning of Period Payahead Balance	$1,380,470.52
plus: Additional Payaheads	436,932.20
minus: Payahead Draws	(471,073.50)

End of Period Payahead Balance	$1,346,329.22

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$8,801,886.36
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	3,493,999.08

Reserve Balance after Deposit from Exchange Note	$12,295,885.44
plus: Reserve Deposit from Note Distributions	343,805.82

End of Period Reserve Account Balance	$12,639,691.26

Memo: Required Reserve Amount	$22,004,715.89
Reserve Shortfall	$(9,365,024.63)

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	1

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	220	220	$4,167,338.76	$4,167,338.76
Standard Terminations	2	2	25,752.93	25,752.93

Total Retained	222	222	$4,193,091.69	$4,193,091.69

Returned Vehicles
Early Terminations	20	20	$322,396.82	$322,396.82
Standard Terminations	0	0	0.00	0.00

Total Returned	20	20	$322,396.82	$322,396.82

Charged Off Leases / Repossessed Vehicles	1	1	$19,941.23	$19,941.23
Removals by Servicer and Other	3	3	67,253.90	67,253.90

Total Terminations	246	246	$4,602,683.64	$4,602,683.64

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			8.13%	8.13%
Early Termination Rate (Early Terminations / Total Terminations)			97.56%	97.56%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$4,647,869.84
plus: Payahead draws			7,487.67
minus: Unreimbursed Advances			(14,971.30)
minus: Securitization Value of Retained Vehicles			(4,193,091.69)

Total	222	222	$447,294.52	$447,294.52
Gain (Loss) Per Retained Vehicle			$2,014.84	$2,014.84

Gain (Loss) on Returned Vehicles
Customer Payments			$34,384.83
plus: Net Auction Proceeds			$328,375.76
plus: Payahead Draws			1,038.95
minus: Unreimbursed Advances			(1,608.62)
minus: Securitization Value of Returned Vehicles			(322,396.82)

Total	20	20	$39,794.10	$39,794.10
Gain (Loss) Per Returned Vehicle			$1,989.71	$1,989.71

Credit Gain (Loss) Charged Off / Repossessed Vehicles	1	1	$(4,144.55)	$(4,144.55)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,144.55)	$(4,144.55)

Gain (Loss) on Removals by Servicer and Other	3	3

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$0.00	$0.00

Total Gain (Loss)	246	246	$482,944.07	$482,944.07

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$328,375.76
plus: Excess Wear and Use and Excess Mileage Assessed			6,121.24
minus: Residual Portion of Securitization Value			(280,871.87)

Total	20	20	$53,625.13	$53,625.13
Residual Gain (Loss) Per Returned Vehicle			$2,681.26	$2,681.26

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	1

SERVICER CERTIFICATION THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS

Daniel J Gardetto,
Assistant Treasurer